Accumulated Other Comprehensive Income	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Income
Note 7.	Accumulated Other Comprehensive Income

The changes in the components of Accumulated Other Comprehensive Income (“AOCI”) are as follows (in millions):

	Three Months Ended March 31,
	2015	2014
Unrealized translation	$(6.8)	$2.6
Cash flow hedges	0.5	2.9

	(6.3)	5.5
Tax effect	(0.2)	(0.5)

Change in AOCI	$(6.5)	$5.0

Note 12.	Accumulated Other Comprehensive Income

The changes in the components of Accumulated Other Comprehensive Income (“AOCI”), net of tax, are as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Unrealized translation	$(14.0)	$(22.6)	$6.9
Defined benefit pension plans	(0.4)	—	—
Cash flow hedges	4.3	(5.4)	6.9

	(10.1)	(28.0)	13.8
Tax effect	(0.7)	(1.7)	(0.3)

Change in AOCI	$(10.8)	$(29.7)	$13.5